Pension, Savings, and Other Employee Benefits - Schedule of Balances Reflected in AOCI On a Pre-Tax Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior service cost/(credit)	$ 0	$ 0
Net actuarial (gain)/loss	387,058	385,517
Total	387,058	385,517
Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Prior service cost/(credit)	0	0
Net actuarial (gain)/loss	(6,451)	(5,093)
Total	$ (6,451)	$ (5,093)